EXHIBIT 99.49

tsg atr qm report

Loan ID	Customer Loan ID	Seller Loan ID	Lender Application Date	Originator QM Status	Final QM Status	Originator QM Status Difference than Final QM Status?	Reason Why NonQM Final Status	APR Pricing Threshold Exceeded?	QM DTI Threshold Exceeded?	Higher Priced Mortgage Loan (HPML)?	Negatively Amortizing Loan?	Principal Deferment?	Interest Only Flag?	Prepayment Penalty?	Balloon Flag?	Adjustable Rate Balloon?	Loan Term Less Than 5 Years?	QM Points and Fees Threshold Exceeded?	QM Total Points and Fees	APR	ATR: Qualifying Payment Properly Considered?	ATR: Current Employment/Self-Employment Verified?	ATR: Balloon Qualifying Payment Properly Considered?	ATR: Reasonable Income or Assets Considered?	ATR: Subject PITIA Adequately Documented?	ATR: All Liabilities Including Alimony and Child Support in DTI?	ATR: Simultaneous Loan Calculated Properly	ATR: Credit History was Considered Properly?	ATR: Did Lender Document All ATR Factors?	ATR: Was an ATR/QM Residual Income Analysis Provided?	Residual Income	Residual Income Meets Guidelines?	Borrower 1 Employment Indicator	Borrower 2 Employment Indicator	Borrower 1 Foreign National Indicator	Borrower 2 Foreign National Indicator	Business Purpose Loan?	Business Purpose Verified?
xxxxxx	757808		xxxxxx	Non-QM: Lender documented all ATR UW factors	ATR/QM: Exempt	Yes	Appendix Q Documentation	N/A	No	No	No	No		Yes	No	No	No	Yes	29520		Yes	Yes	N/A	Yes	Yes	Yes	N/A	Yes	Yes	Yes		/	Employed		No		Yes	Present
xxxxxx	760832		xxxxxx	ATR/QM: Not Applicable	ATR/QM: Not Applicable	No	Appendix Q Documentation		No		No	No		Yes	No	No	No				Yes	N/A	N/A	N/A	Yes	N/A	N/A	Yes	Yes	N/A					No		Yes